UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2009

Date of reporting period:	October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Fund Schedule of Investments

October 31, 2008 (unaudited)

Principal
Amount
(000)		Value*
SENIOR LOANS (a)(c)—69.5%
Advertising—1.1%
€2,000	PagesJuanes Groupe S.A., 6.876%, 1/11/14, Term A	$1,421,624
	West Corp.,
$1,571	4.733%, 10/23/13	1,017,029
168	5.375%, 10/24/13 (b)	108,376
201	5.594%, 10/23/13	130,052
1,004	5.594%, 10/23/13 (b)	650,258
1,004	5.65%, 10/24/13	650,259
		3,977,598
Aerospace—0.5%
	Firth Rixson PLC (b),
600	5.803%, 11/20/15, Term B	513,000
600	6.303%, 11/20/16, Term C	513,000
750	TransDigm Group, Inc., 5.21%, 6/23/13, Term B	574,688
		1,600,688
Airlines—0.5%
2,207	Northwest Airlines Corp., 5.00%, 12/31/10 (b)	1,796,306

Apparel & Textiles—0.3%
	Simmons Co., Term C (b),
551	4.875%, 12/19/11	391,376
159	4.938%, 12/19/11	113,122
92	5.00%, 12/19/11	65,013
319	5.25%, 12/19/11	226,244
73	5.75%, 12/19/11	52,010
366	6.375%, 12/19/11	260,050
106	6.50%, 12/19/11	75,414
37	6.938%, 12/19/11	26,005
		1,209,234
Automotive—0.1%
472	General Motors Corp., 5.795%, 11/29/13	261,226

Automotive Products—1.8%
	Allison Transmission, Inc.,
25	4.38%, 8/7/14	17,211
142	4.71%, 8/7/14	97,688
110	5.24%, 8/7/14	75,728
25	5.75%, 8/7/14	17,211
	Cooper Standard Automotive, Inc.,
1,333	6.313%, 12/31/11, Term B	929,670
3,331	6.313%, 12/31/11, Term C	2,322,870
2,500	Delphi Corp., 8.50%, 12/31/08 (b)	1,587,500
2,000	Goodyear Tire & Rubber Co., 4.78%, 4/30/14, Term B	1,423,334
		6,471,212
Banking—0.4%
	Aster Co., Ltd. (b),
1,092	6.126%, 9/19/13, Term B	685,508
1,132	6.126%, 9/19/14, Term C	710,108
		1,395,616

Principal
Amount
(000)		Value*
Chemicals—1.6%
	Brenntag AG,
€1,530	7.136%, 12/23/13	$1,515,741
€102	7.136%, 12/23/13 (b)	101,199
	INEOS Group Ltd.,
$308	5.727%, 10/7/12, Term A	173,105
3,077	5.952%, 10/7/12, Term A	1,731,046
706	5.952%, 10/7/13, Term B	381,037
706	6.452%, 10/7/14, Term C	386,654
1,689	KRATON Polymers Group LLC, 5.313%, 5/12/13 (b)	1,305,989
		5,594,771
Commercial Products—0.2%
	iPayment, Inc. (b),
266	5.118%, 12/27/12	205,733
506	5.762%, 12/27/12	392,334
191	6.359%, 12/27/12	148,228
		746,295
Commercial Services—0.6%
	ARAMARK Corp.,
149	2.29%, 1/26/14, Term LC	125,406
2,351	5.637%, 1/26/14, Term B	1,973,969
		2,099,375
Computer Services—0.3%
1,387	SunGard Data Systems, Inc., 4.138%, 2/11/13	1,069,110

Computer Software—2.2%
	Infor Global Solutions (b),
730	7.52%, 7/28/12	461,478
163	7.52%, 8/1/12	103,096
463	7.52%, 8/1/12, Term DD	293,199
€1,237	8.139%, 8/1/12, Term EU	980,683
$5,675	Thomson Learning, Inc., 5.62%, 7/5/14, Term B	4,259,405
3,000	Trilogy International, Inc., 7.262%, 6/22/12 (b)	1,800,000
		7,897,861
Consumer Products—2.4%
1,917	Education Management Corp., 5.563%, 2/13/14, Term B	1,351,357
	Jarden Corp., Term B,
2,916	5.512%, 1/24/12	2,387,662
1,481	6.262%, 1/24/12	1,239,623
	National Mentor, Inc. (b),
113	5.32%, 6/29/13	95,725
1,861	5.77%, 6/29/13, Term B	1,572,273
1,000	6.98%, 6/29/12	845,000
	Pinnacle Foods, Term B (b),
938	5.60%, 3/30/14	681,247
8	6.803%, 3/30/14	5,459
524	6.803%, 4/2/14	380,486
		8,558,832

Principal
Amount
(000)		Value*
Consumer Staples—0.3%
$1,000	Wm. Wrigley Jr. Co., 7.75%, 10/6/14	$950,250

Containers & Packaging—3.0%
	Graham Packaging Holdings Co., Term B,
1,980	4.813%, 10/7/11	1,621,620
733	5.50%, 10/7/11	600,600
28	6.063%, 10/7/11 (b)	22,523
2,677	6.313%, 10/7/11	2,192,190
	Graphic Packaging International Corp.,
626	5.259%, 5/3/14	512,986
284	5.259%, 5/3/14 (b)	232,534
284	5.535%, 5/3/14 (b)	233,175
1,224	5.883%, 5/3/14	1,003,375
400	6.635%, 5/3/14	327,807
	JSG Packaging,
1,000	6.164%, 11/29/13, Term B	795,000
1,000	6.414%, 11/29/14, Term C	795,000
	Smurfit-Stone Container,
539	3.826%, 11/1/10	428,267
441	4.813%, 11/1/11, Term B	351,038
883	4.813%, 11/1/11, Term C	702,077
258	5.125%, 11/1/10, Term C	205,266
162	5.125%, 11/1/11, Term B	129,101
343	5.125%, 11/1/11, Term C	273,052
		10,425,611
Diversified Manufacturing—1.0%
4,226	Grant Forest Products, 11.25%, 9/16/13 (b)	1,954,572
	KION Group GmbH (b),
1,250	5.118%, 12/20/14, Term B	776,250
1,250	5.618%, 12/20/15, Term C	776,250
		3,507,072
Drugs & Medical Products—3.0%
	Bausch & Lomb, Inc.,
30	7.012%, 4/26/15	24,399
150	7.012%, 4/26/15, Term B	121,994
€992	8.392%, 4/11/15	1,028,227
	Mylan Laboratories, Inc.,
$1,036	6.625%, 10/2/14, Term B	894,470
10	6.625%, 10/2/14, Term B (b)	8,634
577	6.75%, 10/2/14, Term B (b)	497,822
2,348	7.063%, 10/2/14, Term B	2,026,744
€975	7.86%, 10/2/13	1,019,657
	Nycomed Holdings (b),
€1,118	7.423%, 12/20/15, Term B	733,796
€852	7.423%, 12/29/16, Term B	559,003
€852	8.173%, 12/20/15, Term C	578,205
€1,118	8.173%, 12/29/16, Term C	758,740
$950	Stiefel Laboratories, Inc., 7.00%, 1/10/14 (b)	774,517

Principal
Amount
(000)		Value*
Drugs & Medical Products (continued)
	Warner Chilcott PLC,
$1,425	5.762%, 1/18/12, Term B	$1,178,101
535	5.762%, 1/18/12, Term C	442,035
		10,646,344
Electronics—0.3%
	Sensata Technologies, Inc. (b),
€992	4.912%, 4/27/13	994,120
€3	6.738%, 4/27/13	2,547
		996,667
Energy—1.6%
	Alon USA Energy, Inc. (b),
$396	5.06%, 6/8/13	328,918
216	5.06%, 6/8/13, Term DD	179,448
1,334	5.469%, 6/8/13	1,106,667
2,317	Headwaters, Inc., 8.27%, 4/30/11, Term B (b)	2,107,989
1,500	NRG Energy Holding, 3.762%, 2/1/13	1,306,249
	Targa Resources, Inc.,
290	3.762%, 10/31/11	221,806
12	5.762%, 10/31/12, Term B	9,242
496	5.975%, 10/31/12, Term B	379,141
		5,639,460
Entertainment—3.0%
10,579	MGM Studios, 7.012%, 4/8/12, Term B	5,349,117
	Revolution Studios LLC (b),
553	5.62%, 12/21/12, Term A	458,637
1,457	6.87%, 12/21/14, Term B	1,208,881
	Warner Music Group, Inc., Term B,
1,104	3.768%, 2/28/11	894,072
929	4.81%, 2/28/11	752,827
929	4.81%, 2/28/11 (b)	752,827
389	5.188%, 2/28/11 (b)	315,262
610	5.541%, 2/28/11	494,356
310	5.834%, 2/28/11	250,942
		10,476,921
Financial Services—4.5%
1,500	Bearingpoint, Inc., 7.842%, 5/18/12 (b)	675,000
943	Chrysler Financial Corp., 6.82%, 8/3/12	646,454
	FCI S.A., Term B (b),
233	4.331%, 3/9/13	189,094
1,960	4.331%, 3/8/14	1,587,425
	First Data Corp., Term B
68	5.948%, 9/24/14	50,290
2,240	6.025%, 9/24/14	1,654,150
152	6.512%, 9/24/14	112,577
	Fresenius SE (b),
875	7.00%, 8/20/13	818,372
1,625	7.00%, 8/22/14	1,519,128

Principal
Amount
(000)		Value*
Financial Services (continued)
$998	Lender Processing Services, Inc., 5.618%, 6/18/14 (b)	$917,700
1,380	Nielson Finance, 4.388%, 8/9/13, Term B	1,006,052
	Nuveen Investments,
2,073	6.118%, 11/13/14, Term B	1,195,681
518	6.259%, 11/1/14 (b)	298,920
92	6.274%, 11/1/14 (b)	53,233
1,296	6.769%, 11/1/14, Term B	747,301
	One (b),
€1,250	7.254%, 2/4/16, Term B	1,275,976
€1,250	7.754%, 2/4/17, Term C	1,275,976
	Universal City,
$411	6.00%, 6/9/11	353,124
196	6.00%, 6/9/11 (b)	168,959
147	7.59%, 6/9/11, Term B (b)	126,719
246	7.82%, 6/9/11, Term B	211,198
€1,000	YellowBrix, Inc., 9.007%, 6/4/17 (b)	1,008,107
		15,891,436
Food Services—2.1%
	Arby’s Restaurant Group, Inc., Term B,
$178	4.93%, 7/25/12	133,361
177	5.25%, 7/25/12	132,428
679	5.715%, 7/25/12	509,338
1,515	5.758%, 7/25/12	1,136,066
645	6.012%, 7/25/12	483,746
1,459	Bolthouse Farms, Inc., 6.188%, 11/17/12, Term B (b)	1,221,703
	Michael Foods, Inc., Term B (b),
2,963	4.845%, 11/21/10	2,622,222
202	5.194%, 11/21/10	178,966
1,477	Sturm Foods, Inc., 6.00%, 1/30/14, Term B (b)	934,519
		7,352,349
Healthcare & Hospitals—6.3%
5,445	Biomet, Inc., 6.762%, 3/25/15, Term B	4,752,124
	Capio AB (b),
€486	7.165%, 3/8/15, Term B	475,872
€486	7.290%, 3/8/16, Term C	478,645
	Community Health Systems, Inc.,
$809	4.018%, 7/25/14	649,961
688	5.06%, 7/25/14, Term B	552,868
318	5.973%, 7/25/14, Term B (b)	255,924
	DaVita, Inc., Term B,
746	4.20%, 10/5/12	650,459
44	4.32%, 10/5/12	38,313
15	5.22%, 10/5/12	12,771
88	5.27%, 10/5/12	76,626
108	5.27%, 10/5/12 (b)	94,327
455	5.39%, 10/5/12	396,335
44	6.32%, 10/5/12	38,313

Principal
Amount
(000)		Value*
Healthcare & Hospitals (continued)
$4,558	HCA, Inc., 6.012%, 11/18/13, Term B	$3,772,471
	HealthSouth Corp.,
2,256	4.27%, 3/10/13	1,874,620
44	4.27%, 3/10/13 (b)	36,175
€1,000	ISTA, 8.872%, 6/15/16	569,355
$816	MultiPlan, Inc., 5.625%, 4/12/13, Term B (b)	642,906
	Psychiatric Solutions, Inc., Term B (b),
1,198	3.928%, 7/7/12	983,837
782	4.868%, 7/7/12	642,448
5,041	Renal Advantage, Inc., 5.319%, 10/6/12, Term B (b)	3,755,397
	United Surgical (b),
104	4.941%, 4/18/14, Term DD	71,032
5	5.53%, 4/19/14, Term B	3,612
770	5.55%, 4/19/14, Term B	527,822
49	5.93%, 4/18/14, Term DD	33,710
861	6.19%, 4/18/14	589,973
181	6.19%, 4/19/14, Term DD	124,005
		22,099,901
Hotels/Gaming—1.0%
308	CCM Merger, Inc., 4.815%, 7/21/12, Term B (b)	189,454
	Harrah’s Entertainment, Inc.,
478	6.535%, 1/28/15	328,838
7	6.762%, 1/28/15	5,033
1,470	Las Vegas Sands Corp., 5.52%, 5/23/14	845,545
	MotorCity Casino, Term B (b),
2,655	4.808%, 7/21/12	1,633,007
770	4.811%, 7/21/12	473,635
		3,475,512
Household Products—0.7%
	Springer S.A. (b),
1,000	6.138%, 9/16/11, Term B	702,500
2,800	6.513%, 9/16/12, Term C	1,967,000
		2,669,500
Leasing—0.2%
	Rental Service Corp.,
133	7.61%, 11/21/13 (b)	81,969
397	7.71%, 11/21/13 (b)	245,333
664	7.71%, 11/30/13	409,845
		737,147
Manufacturing—2.2%
	Bombardier, Inc., Term B (b),
1,534	5.35%, 6/26/13
1,200	7.01%, 6/26/13	1,062,418
	Dresser-Rand Group, Inc., Term T,	831,000
2,785	5.057%, 5/4/14	2,026,819
127	5.368%, 5/4/14	92,376
	Lucite International Ltd. (b),
1,230	5.37%, 5/26/13, Term B	1,116,639

Principal
Amount
(000)		Value*
Manufacturing (continued)
$436	5.37%, 5/26/13, Term DD	$347,113
2,963	Polypore, Inc., 5.39%, 5/15/14 (b)	2,310,750
		7,787,115
Multi-Media—8.8%
2,931	American Media Operations, Inc., 7.56%, 1/30/13 (b)	1,970,967
978	Atlantic Broadband, Inc., 6.02%, 8/9/12, Term B (b)	894,517
13	Cablevision Systems Corp., 4.569%, 3/30/13, Term B	10,921
	Casema NV (b),
€600	7.004%, 9/12/14, Term B	627,685
€600	7.504%, 9/12/14, Term C	627,685
$3,000	Charter Communications, 5.301%, 9/6/14	2,258,907
	CSC Holdings, Inc.,
4,887	4.569%, 3/30/13, Term B	4,248,305
2,000	9.75%, 7/8/13 (b)	1,680,000
	Dex Media, Inc.,
316	7.00%, 10/13/14	175,895
632	7.42%, 10/13/14	351,789
1,053	7.77%, 10/13/14	586,316
€1,000	IESY Unity Media, 8.17%, 10/15/11 (b)	1,014,441
$2,494	Insight Communications, 7.77%, 4/21/15 (b)	2,061,501
€1,200	Kabel, 8.227%, 3/22/14, Term C (b)	1,198,308
	Macrovision (b),
$273	7.25%, 4/30/13	248,182
179	7.48%, 4/30/13	163,179
545	7.48%, 5/2/13	496,364
2,367	NTL Investment, 5.834%, 1/6/13, Term B	1,638,979
€2,000	ProSieben Sat.1 Media AG, 6.845%, 5/9/15 (b)	1,402,346
	Seven Media Group, Term T,
AUD2,766	9.485%, 2/7/13	1,208,850
AUD670	10.51%, 2/7/13	293,055
€1,700	Telediffusion De France, 7.00%, 1/19/14 (b)	1,778,441
$981	Time Warner Cable, Inc., 5.12%, 1/7/13, Term B (b)	804,757
	Univision Communications, Inc.,
2,250	4.608%, 9/15/14, Term B	1,222,875
770	4.858%, 3/15/09	676,114
1,000	Weather Channel, 7.25%, 7/25/15 (b)	930,833
	Young Broadcasting, Inc. (b),
947	5.25%, 5/2/12, Term B	626,572
2,896	5.25%, 11/3/12, Term B	1,915,015
30	6.313%, 11/3/12	19,856
		31,132,655
Oil & Gas—1.1%
	Big West Oil LLC (b),
825	5.25%, 5/2/14	556,875
656	5.25%, 5/2/14, Term B	442,969
	Oxbow Carbon & Minerals LLC (b),
49	5.762%, 5/4/14	35,835

Principal
Amount
(000)		Value*
Oil & Gas (continued)
$837	5.762%, 5/4/14, Term B	$606,586
80	5.762%, 5/4/14, Term DD	57,659
997	Quicksilver Resources, Inc., 7.75%, 8/5/13 (b)	820,444
1,500	Vulcan Energy, 6.25%, 8/12/11 (b)	1,312,500
		3,832,868
Paper/Paper Products—0.8%
	Georgia-Pacific Corp., Term B,
2,451	4.567%, 12/20/12	2,041,659
202	4.868%, 12/20/12	168,253
287	5.512%, 12/20/12	239,600
448	Verso Paper Holdings LLC, 10.012%, 2/1/13 (b)	375,200
		2,824,712
Printing/Publishing—1.1%
	RH Donnelley Corp., Term D,
827	6.75%, 6/30/11	540,880
60	7.17%, 6/30/11	39,065
87	7.52%, 6/30/11	56,828
	Seat Pagine Gialle SpA (b),
€796	4.607%, 6/8/12, Term A	715,711
€626	4.607%, 6/8/13, Term B	560,947
	Tribune Co.,
$2,487	6.50%, 6/4/14, Term B (b)	920,352
1,597	7.084%, 6/4/09, Term X	1,256,801
		4,090,584
Recreation—2.5%
	Amadeus Global Travel,
786	4.85%, 4/8/13, Term B	452,718
1,876	4.85%, 4/8/13, Term B (b)	1,040,912
786	5.35%, 4/8/14, Term C	436,496
1,876	5.35%, 4/8/14, Term C (b)	1,079,595
3,910	Cedar Fair L.P., 5.118%, 8/30/12	2,873,850
	Travelport,
2,962	5.368%, 8/23/13, Term DD	1,807,125
1,780	6.012%, 8/23/13	1,105,906
		8,796,602
Telecommunications—8.9%
	Alltel Corp.,
1,995	4.997%, 5/15/15	1,903,954
985	4.997%, 5/15/15, Term B	942,866
1,985	5.316%, 5/15/15, Term B	1,894,647
2,000	Brocade Communications Systems, Inc., 5.75%, 9/22/13 (b)	1,857,500
	Centennial Cellular Communications Corp.,
335	5.118%, 1/20/11	288,230
513	5.118%, 2/9/11	441,467
3,818	5.762%, 2/9/11	3,283,636
	eircom Group PLC (b),
€1,200	6.379%, 8/15/14, Term B	964,353
€1,200	6.629%, 8/15/15, Term C	974,814

Principal
Amount
(000)		Value*
Telecommunications (continued)
$1,000	FairPoint Communications, Inc., 6.563%, 3/8/15 (b)	$706,250
2,536	Hawaiian Telcom Communications, Inc., 6.262%, 6/1/14, Term C	1,382,240
	Integra Telecom, Inc., Term T (b),
672	7.06%, 8/31/13	452,101
504	7.219%, 8/31/13	339,076
804	8.012%, 8/31/13	540,374
	Intelsat Ltd.,
2,328	6.65%, 7/3/12	2,002,080
992	6.65%, 1/3/14	853,468
2,500	6.834%, 2/1/14	1,962,500
	Nordic Telephone Co. Holdings ApS,
€1,558	6.354%, 11/30/13, Term B	1,607,280
€1,866	6.604%, 11/30/14, Term C	1,933,613
	Telenet Bidco NV (b),
€500	7.642%, 8/1/15	515,146
€2,000	7.892%, 8/1/15, Term C	2,085,943
	Telesat Canada, Inc.,
$38	5.58%, 10/31/14, Term DD	37,795
527	5.81%, 10/22/14 (b)	403,620
63	5.89%, 10/31/14 (b)	48,241
201	6.28%, 10/22/14, Term B	153,959
2,197	6.42%, 10/22/14, Term B	1,682,171
733	6.52%, 10/31/14, Term B	561,209
€1,500	Weather Investments, 11.473%, 11/26/14 (b)	1,546,388
		31,364,921
Transportation—0.5%
$2,719	Fleetpride Corp., 6.262%, 6/6/13, Term B (b)	1,753,594

Utilities—1.1%
	AES Corp., Term B (b),
786	5.063%, 8/10/11	663,928
786	5.10%, 8/10/11	663,929
	Texas Competitive Electric Holdings Co. LLC,
2,665	5.268%, 10/10/14, Term B	2,080,699
282	7.64%, 10/10/14	220,562
	TXU Tech,
374	5.268%, 10/10/14, Term B1	294,672
25	7.262%, 10/10/14	19,545
121	7.64%, 10/10/14	94,966
		4,038,301
Waste Disposal—1.4%
	Allied Waste North America, Inc.,
1,646	2.363%, 3/28/14	1,574,258
76	2.69%, 3/28/14, Term B	72,775
1,009	2.83%, 3/28/14, Term B	964,907
528	3.56%, 3/28/14, Term B	505,426

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Waste Disposal (continued)
	AVR-Bedrijven NV (b),
€500	6.754%, 3/1/14		$491,370
€500	7.004%, 3/1/15		502,465
€1,000	7.392%, 3/1/14		982,739
			5,093,940
Wholesale—0.8%
	Roundy’s, Inc., Term B,
$1,735	4.93%, 10/27/11		1,409,923
50	5.75%, 10/27/11 (b)		40,219
1,735	5.97%, 10/27/11 (b)		1,409,922
			2,860,064
Wire & Cable Products—1.3%
	UPC Broadband Holding BV,
€2,000	6.481%, 12/31/14		1,742,936
€3,143	6.481%, 12/31/14, Term M		2,738,847
			4,481,783
	Total Senior Loans (cost—$334,514,026)		245,603,433

CORPORATE BONDS & NOTES—16.3%
Airlines—0.1%
$387	JetBlue Airways Corp., 5.904%, 5/15/10, FRN	B3/B+	386,052

Apparel & Textiles—0.7%
3,500	Hanesbrands, Inc., 6.508%, 12/15/14, FRN	B2/B	2,393,125

Automotive Products—1.0%
4,000	Goodyear Tire & Rubber Co., 6.678%, 12/1/09, FRN	Ba3/BB-	3,685,000

Banking—1.6%
2,500	Bank of America Corp., 8.125%, 5/15/18 (g)	A1/A	1,940,450
600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Aa3/A	450,952
£1,955	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	2,839,699
$300	UBS AG, 4.833%, 7/1/10	NR/NR	300,298
			5,531,399
Building/Construction—0.6%
€3,000	Grohe Holding GmbH, 8.193%, 1/15/14, FRN	B2/B	2,111,305

Commercial Services—0.1%
$600	ARAMARK Corp., 6.301%, 2/1/15, FRN	B3/B	432,000

Containers & Packaging—0.4%
	Berry Plastics Holding Corp., FRN,
1,000	6.694%, 9/15/14	Caa1/CCC+	545,000
1,000	9.503%, 2/15/15	B1/B+	755,000
			1,300,000
Diversified Manufacturing—0.6%
€2,250	Bombardier, Inc., 8.09%, 11/15/13, FRN (a)(d)	Ba2/BB+	2,239,695

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Electronics—0.1%
$1,400	Spansion LLC, 5.935%, 6/1/13, FRN (a)(d)	B2/B	$308,000

Financial Services—4.6%
2,500	Chukchansi Economic Dev. Auth., 6.328%, 11/15/12, FRN (a)(b)(d)	B2/B+	1,337,500
2,500	Citigroup, Inc., 8.40%, 4/30/18 (g)	A2/A	1,740,875
2,500	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	A1/A	2,031,315
1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	Caa2/NR	5,625
	Merrill Lynch & Co., Inc.,
2,000	5.054%, 5/12/10, FRN	A2/A	1,848,538
600	6.875%, 4/25/18	A2/A	534,158
2,000	Morgan Stanley, 4.904%, 5/14/10, FRN	A1/A+	1,841,176
1,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	820,000
	Universal City Florida Holding Co.,
3,500	7.551%, 5/1/10, FRN	B3/B-	2,607,500
2,000	8.375%, 5/1/10	B3/B-	1,490,000
2,500	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Aa2/AA-	2,046,352
			16,303,039
Hotels/Gaming—0.2%
2,336	Harrah’s Operating Co., Inc., 10.75%, 2/1/16 (a)(d)	Caa1/B+	770,880

Insurance—0.7%
1,550	American International Group, Inc., 8.25%, 8/15/18 (a)(d)	A3/AA-	639,449
	Residential Reins Ltd., FRN (a)(b)(d),
1,300	10.061%, 6/7/10	NR/BB	1,286,090
500	10.561%, 6/7/10	NR/BB+	491,300
			2,416,839
Metals & Mining—0.3%
1,400	Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/1/15, FRN	Ba2/BBB-	1,093,302

Oil & Gas—0.6%
	SandRidge Energy, Inc.,
1,600	7.508%, 4/1/14, FRN	B3/B-	1,279,960
1,250	8.00%, 6/1/18 (a)(d)	B3/B-	837,500
			2,117,460
Paper/Paper Products—0.8%
4,500	Verso Paper Holdings LLC, 6.551%, 8/1/14, FRN	B2/B+	2,632,500

Semi-conductors—0.3%
3,000	Freescale Semiconductor, Inc., 6.694%, 12/15/14, FRN	B2/B-	1,155,000

Telecommunications—3.6%
2,500	Hawaiian Telcom Communications, Inc., 8.486%, 5/1/13, FRN	Caa3/CCC-	237,500
€3,000	Hellas Telecommunications Luxembourg V, 8.818%, 10/15/12, FRN	B1/B	1,997,180
€1,950	Nordic Telephone Co. Holdings ApS, 10.463%, 5/1/16, FRN (b)(d)	B2/B+	1,659,799
$6,200	Nortel Networks Ltd., 9.003%, 7/15/11, FRN	B3/B-	3,394,500
2,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B1/B+	1,540,000
3,000	TelCordia Technologies, Inc., 8.503%, 7/15/12, FRN (a)(b)(d)	B2/B	1,965,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications (continued)
	Telesat Canada, (a)(b)(d),
$1,700	11.00%, 11/1/15	Caa1/B-	$1,028,500
1,300	12.50%, 11/1/17	Caa1/B-	812,500
			12,634,979
	Total Corporate Bonds & Notes (cost—$88,697,977)		57,510,575

Shares
PREFERRED STOCK—0.9%
Financial Services—0.9%
30	Richmond Cnty. Capital Corp.,
	8.003%, Ser. C, FRN (a)(b)(d) (cost—$3,068,306)	NR/NR	2,996,250

Principal
Amount
(000)
MORTGAGE-BACKED SECURITIES—0.3%
$1,347	Mellon Residential Funding Corp.,
	4.91%, 11/15/31, CMO, FRN (cost—$1,347,078)	Aaa/AAA	1,218,184

ASSET-BACKED SECURITIES—0.2%
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
426	3.629%, 8/25/32	Aaa/AAA	389,971
12	3.959%, 7/25/32	Aaa/AAA	8,847
240	GSAMP Trust, 3.549%, 3/25/34, FRN	Aaa/AAA	238,712
	Total Asset-Backed Securities (cost—$678,545)		637,530

SHORT-TERM INVESTMENTS—12.8%
U.S. Treasury Bills (h)—4.5%
15,980	0.10%-1.70%, 11/28/08-12/11/08 (cost—$15,969,468)		15,969,468

Commercial Paper—3.2%
1,900	Citigroup Funding, Inc., 3.60%, 1/22/09	P-1/A-1+	1,885,142
5,700	Goldman Sachs Group, Inc., 3.25%, 1/22/09	P-1/A-1+	5,655,426
3,800	Morgan Stanley, 3.80%, 1/26/09	P-1/A-1	3,768,384
	Total Commercial Paper (cost—$11,309,940)		11,308,952

Corporate Notes—1.1%
Multi-Media—0.5%
1,800	Cablevision Systems Corp., 8.334%, 4/1/09, FRN	B2/B+	1,755,000

Paper/Paper Products—0.0%
150	Weyerhaeuser Co., 4.198%, 9/24/09, FRN	Baa2/BBB	143,355

Telecommunications—0.6%
2,000	Qwest Capital Funding, Inc., 7.00%, 8/3/09	B1/B+	1,910,000
	Total Corporate Notes (cost—$3,948,703)		3,808,355

Repurchase Agreements—4.0%
12,800	Deutsche Bank,
	dated 10/31/08, 0.15% due
	11/3/08, proceeds $12,800,160;
	collateralized by Freddie Mac, 5.125%,
	due 4/18/11, valued at $13,056,499
	including accrued interest (cost—$12,800,000)		12,800,000

Principal
Amount
(000)		Value*
$1,311	State Street Bank & Trust Co.,
	dated 10/31/08, 0.03%, due
	11/3/08, proceeds $1,311,003;
	collateralized by Federal Home
	Loan Bank, 2.90%, due 3/24/09,
	valued at $1,338,272 including
	accrued interest (cost—$1,311,000)	$1,311,000
	Total Repurchase Agreements (cost—$14,111,000)	14,111,000
	Total Short-Term Investments (cost—$45,339,111)	45,197,775

Contracts
OPTIONS PURCHASED (i)—0.0%
	Put Options—0.0%
	Financial Future Euro—90 day (CME),
179	strike price $93, expires 3/16/09	1,119
61	strike price $94, expires 3/16/09	381
416	United Kingdom—90 day (LIFFE),
	strike price $91.25, expires 12/17/08	1
	Total Options Purchased (cost—$7,355)	1,501

	Total Investments (cost—$473,652,398)—100.0%	$353,165,248

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is determined weekly on the last business day of the week that the NYSE is open for trading, generally as of close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE that day.

(a) Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $260,767,049, representing 73.84% of total investments.
(b) Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2008.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Issuer in default.
(f) Fair valued—Securities with an aggregate value of $2,839,699, representing 0.80% of total investments.
(g) Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(h) All or partial amount segregated as collateral for swaps.
(i) Non-income producing.

Glossary:
AUD—Australian Dollar
£—British Pound
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2008.
LIBOR—London Inter-Bank Offered Rate
LIFFE—London International Financial Futures and Options Exchange
NR—Not Rated

Other Investments:

(1) Credit default swap contracts outstanding at October 31, 2008:

	Notional Amount			Unrealized
Swap Counterparty/	Payable on Default	Termination	Payments	Appreciation
Referenced Debt Issuer	(000)	Date	Received by Fund	(Depreciation)
Bank of America:
Allied Waste	$600	9/20/09	2.75%	$13,669
Bombardier	1,400	6/20/10	3.80%	11,495
Las Vegas Sands	1,500	12/20/12	2.55%	(462,564)
LCDX 10 Index	2,700	6/20/13	3.25%	(231,913)
Williams Cos.	875	9/20/09	2.05%	739
Barclays Bank:
Sprint Nextel	2,500	6/20/09	7.15%	53,415
Citigroup:
Chrysler Financial	1,000	6/20/13	5.00%	(168,087)
Las Vegas Sands	1,000	12/20/12	2.55%	(308,376)
Univision Communications	1,000	3/20/12	0.97%	(913,700)
Credit Suisse First Boston:
AES	900	9/20/09	3.85%	(20,297)
Allied Waste	875	9/20/09	2.46%	17,382
Delhaize America	875	9/20/09	1.40%	6,941
Intelsat Bermuda	3,000	3/20/10	3.21%	(118,175)
Goldman Sachs:
Dow Jones CDX HY-9 5Year Index 25-35%	3,000	12/20/12	3.01%	(528,953)
HCA	1,500	9/20/13	3.00%	(196,410)
Royal Caribbean Cruises	3,500	3/20/13	3.94%	(561,960)
TRW Automotive	875	9/20/09	2.15%	(46,240)
JPMorgan Chase:
Roundy’s, Inc.	1,500	9/20/11	4.00%	(60,995)
SLM	3,000	3/20/09	4.40%	(139,388)
Merrill Lynch & Co.:
ARAMARK	1,000	9/20/12	2.60%	(69,107)
Dow Jones CDX HY-9 Index 25-35%	5,200	12/20/12	3.23%	(875,782)
Dow Jones CDX HY-9 Index 25-35%	6,000	12/20/12	3.51%	(950,204)
Dow Jones CDX HY-9 Index 25-35%	6,000	12/20/12	3.81%	(885,583)
Dow Jones CDX HY-9 5 Year Index 25-35%	3,000	12/20/12	3.13%	(516,029)
Georgia-Pacific	3,500	3/20/13	3.75%	(433,893)
Williams Cos.	700	9/20/09	1.71%	(1,770)
Morgan Stanley:
Biomet	1,000	9/20/12	3.05%	(68,541)
Georgia-Pacific	900	9/20/09	1.63%	(30,241)
UBS:
LCDX 10 Index	3,300	6/20/13	3.25%	(281,799)
				$(7,766,366)

(2) Interest rate swap agreements outstanding at October 31, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$8,500	12/17/13	3-Month USD-LIBOR	4.00%	$(126,202)
Barclays Bank	23,900	12/17/15	3-Month USD-LIBOR	5.00%	1,108,270
Citigroup	19,000	12/17/13	3-Month USD-LIBOR	4.00%	410,451
Citigroup	48,600	12/17/15	3-Month USD-LIBOR	5.00%	794,908
Citigroup	5,200	12/17/18	5.00%	3-Month USD-LIBOR	(141,076)
Deutsche Bank	76,500	6/17/10	3-Month USD-LIBOR	4.00%	598,228
Deutsche Bank	20,200	12/17/13	3-Month USD-LIBOR	4.00%	168,724
Deutsche Bank	17,800	6/17/14	3-Month USD-LIBOR	4.00%	(156,218)
Morgan Stanley	15,000	12/17/13	3-Month USD-LIBOR	4.00%	349,191
Morgan Stanley	17,800	12/17/18	5.00%	3-Month USD-LIBOR	(521,084)
Royal Bank of Scotland	67,600	6/17/10	3-Month USD-LIBOR	4.00%	1,119,074
Royal Bank of Scotland	21,000	12/17/13	3-Month USD-LIBOR	4.00%	559,218
Royal Bank of Scotland	49,500	12/17/15	3-Month USD-LIBOR	5.00%	1,108,856
Royal Bank of Scotland	155,200	12/17/18	5.00%	3-Month USD-LIBOR	(3,624,604)
					$1,647,736

LIBOR - London Inter-bank Offered Rate

(3)  Forward foreign currency contracts outstanding at October 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	October 31, 2008	(Depreciation)
Purchased:
1,530,000 Euro settling 11/5/08	$1,949,067	$1,940,030	$(9,037)
1,000,000 Euro settling 12/4/08	1,295,200	1,266,351	(28,849)
Sold:
3,319,812 Australian Dollar settling 11/6/08	2,256,742	2,189,806	66,936
49,165,000 Euro settling 12/4/08	61,817,617	62,260,132	(442,515)
2,750,000 British Pound settling 11/3/08	4,995,925	4,443,310	552,615
2,750,000 British Pound settling 12/9/08	4,487,450	4,433,706	53,744
			$192,894

The Fund received $1,450,000 par value in U.S. Treasury Bills and $1,000,000 in cash as collateral for derivative transactions.

(4)  At October 31, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount
Bausch & Lomb, Inc.	$120,241
Bausch & Lomb, Inc.	(352,113)
Community Health Systems, Inc.	238,772
Community Health Systems, Inc.	(145,965)
United Surgical	12,303
Eastman Kodak Co.	2,500,000
$2,373,238

Fair Value Measurements—Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized the following fair value techniques:  multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at October 31, 2008 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	350,325,549	(5,757,649)
Level 3 - Significant Unobservable Inputs	2,839,699	(168,087)
Total	$353,165,248	$(5,925,736)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at October 31, 2008, were as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 7/31/08	$4,277,164	$(57,987)
Net purchases (sales) and settlements	(928,431)	(2,903)
Accrued discounts (premiums)	(188)	—
Total realized and unrealized gain (loss)	(508,846)	(107,197)
Transfers in and/or out of Level 3	—	—
Ending balance, 10/31/08	$2,839,699	$(168,087)

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 29, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 29, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 29, 2008